Schedule I - Condensed Financial Information of Parent Company - Revision to Prior Period Financial Statements (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investment in consolidated companies	$ 3,869	$ 3,665	$ 3,054
Total investments and other assets	5,322	5,241	4,980
Retained earnings	1,077	1,040	1,027	1,236
Total equity	4,414	4,304	4,198	4,224
As Filed [Member]
Investment in consolidated companies	3,901	3,697	3,086
Total investments and other assets	5,354	5,273	5,012
Retained earnings	1,109	1,072	1,059	1,268
Total equity	4,446	4,336	4,230	4,256
Adjustment [Member]
Investment in consolidated companies	(32)	(32)	(32)
Total investments and other assets	(32)	(32)	(32)
Retained earnings	(32)	(32)	(32)	(32)
Total equity	$ (32)	$ (32)	$ (32)	$ (32)